Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Net change in the total valuation allowance	¥ 12,069	¥ 4,872	¥ 14,104
Recognized interest and penalties included in income tax expense	6,050	335	3,604
Accrued interest and accrued penalties	2,685	9,007
Operating loss carryforward	209,470
Tax credit carryforward	3,822
Deferred tax liabilities not recognized on indefinitely reinvested foreign earnings	114,260	104,239
Undistributed earnings not subject to deferred tax liabilities	3,718,929	3,497,656
Unrecognized tax benefits	46,265	109,473	125,771	99,527
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	41,264	105,318	103,982
Open tax years under income tax examination	Honda has open tax years from primarily 2002 to 2011 with various significant taxing jurisdictions including the United States (fiscal years 2002-2011), Japan (fiscal years 2005-2011), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil, and Australia.
Japanese
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Foreign | Lower limit
Income Taxes [Line Items]
Statutory income tax rate	16.00%
Foreign | Upper limit
Income Taxes [Line Items]
Statutory income tax rate	40.00%
Withholding taxes for dividends and royalties paid to foreign tax jurisdictions
Income Taxes [Line Items]
Foreign current income taxes		¥ 27,424	¥ 27,656